Income Taxes (Details) - Schedule of unrecognized tax benefits - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Unrecognized Tax Benefits Abstract
Balance	¥ 73,213	¥ 67,219	¥ 70,350
Decrease Increase in tax positions	(36,566)	5,994	(3,131)
Balance	36,647	73,213	¥ 67,219
Change in unrecognized tax benefits